Prepayments and Other Current Assets - Summary of credit loss provision related to accounts receivable (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Beginning balance prior to ASC 326	¥ 0	¥ 0	¥ 0
Impact of adoption to ASC 326	(308)
Balance as at beginning of the year	0	0
Current year provision	(155)
Current year reversal	139
Balance as at end of the year	(324)	0	0
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Balance as at beginning of the year	¥ (308)	0	0
Balance as at end of the year		¥ (308)	¥ 0